Unsecured senior notes	12 Months Ended
Dec. 31, 2017
Unsecured senior notes
Unsecured senior notes

18.  Unsecured senior notes

In April 2016, the Company issued unsecured senior notes with two maturity dates for an aggregate principal amount of US$1,000,000. Listed on the Singapore Stock Exchange, these notes are both fixed rate notes and senior unsecured obligations, with interest payable semi-annually in arrears on and of each year, beginning on October 29, 2016.

The following table provides a summary of the Company’s unsecured senior notes as of December 31, 2017:

	Amounts	Effective interest rate
	RMB
US$500,000 3.125% notes due 2021	3,242,565	3.37%
US$500,000 3.875% notes due 2026	3,204,792	4.15%

Carrying value	6,447,357
Unamortized discount and debt issuance costs	86,843

Total principal amounts of unsecured senior notes	6,534,200

The unsecured senior notes were issued at a discount amounting to RMB79,289. The debt issuance costs of RMB35,727 were presented as a direct deduction from the principal amount of the unsecured senior notes on the Consolidated Balance Sheets. The effective interest rates for the unsecured senior notes include the interest charged on the notes as well as amortization of the debt discounts and debt issuance costs.

The unsecured senior notes contain covenants including, among others, limitation on liens, consolidation, merger and sale all or substantially all of the Company’s assets. The Company is in compliance with all covenants. The notes will rank senior in right of payment to all of the Company’s existing and future obligations expressly subordinated in right of payment to the notes and rank at least equal in right of payment with all of the Company’s existing and future unsecured and unsubordinated obligations (subject to any priority rights pursuant to applicable law).

The proceeds from issuance of the unsecured senior notes were used for general corporate purposes.

As of December 31, 2017, the principal of the unsecured senior notes of RMB3,267,100 and RMB3,267,100 will be due in 2021 and 2026, respectively.